Note 10 - Net Loss Per Share	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended March 31,
	2019	2020
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(7,293)	$(16,084)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	23,029,362	27,732,449

Net loss per share —basic and diluted	$(0.32)	$(0.58)

The effects of restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three
months ended
March 31, 2019
and
2020.